Trade and other receivables - Summary Of Trade and Other Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade receivables	€ 178,136	€ 211,014
Other receivables	123,956	121,239
Prepaid taxes	5,345	8,991
Deposits	1,848	1,813
Others	299	1,774
Provisions for trade and other receivables	(45,543)	(44,933)
Total	€ 264,041	€ 299,898